SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 30, 2012
Segment Reporting [Abstract]
Schedule of information about operations by reportable segment
Information about our operations by reportable segment is as follows:

		Healthcare	Business Solutions	Total
Revenue from external customers	2012	$215,883	$386,105	$601,988
	2011	236,772	411,337	648,109
	2010	250,963	417,414	668,377
Operating income	2012	$12,704	$8,077	$20,781
	2011	14,475	3,483	17,958
	2010	19,575	3,589	23,164
Depreciation and amortization	2012	$8,285	$13,722	$22,007
	2011	8,011	13,798	21,809
	2010	8,390	14,865	23,255

Schedule of reconciling information between reportable segments and consolidated financial statements
Reconciling information between reportable segments and our consolidated financial statements is as follows:

	2012	2011	2010

Segment operating income	$20,781	$17,958	$23,164
Restructuring and other exit costs	(4,278)	(5,198)	(1,733)
Net pension periodic benefit cost	(41,471)	(60,934)	(5,264)
Unallocated portion of postretirement credit	—	15,164	—
Other unallocated	(324)	1,106	51
Total other expense	(2,650)	(1,834)	(2,522)
(Loss) income before income taxes	$(27,942)	$(33,738)	$13,696

Revenue from external customers by products and services
Revenue by the products and services we provide is as follows:

	2012	2011	2010
Print	$366,127	$391,486	$407,473
Labels	105,680	108,547	104,511
Software	8,924	9,487	10,371
Services	73,177	87,466	95,124
Other	48,080	51,123	50,898

Total consolidated revenue	$601,988	$648,109	$668,377